SUBSEQUENT EVENTS (Details Narrative) - USD ($)					6 Months Ended
	Feb. 17, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 19, 2023	Jun. 30, 2023	Jun. 30, 2022
Subsequent Event [Line Items]
Net proceeds					$ 40,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Number of stock sold			160,000,000
Value of stock sold			$ 40,000,000
Share price			$ 0.25	$ 0.25
Net proceeds			$ 40,000,000
Private Placement [Member] | Post Reverse Stock Split [Member]
Subsequent Event [Line Items]
Number of stock sold			8,000,000
Share price			$ 5.00	$ 5.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	one to five (1:5) and not more than one to eighty (1:80)
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of stock sold				160,000,000
Number of stock sold				8,000,000
Value of stock sold				$ 40,000,000
Share price			0.25	$ 0.25
Net proceeds		$ 40,000,000
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Post Reverse Stock Split [Member]
Subsequent Event [Line Items]
Share price			$ 5.00	$ 5.00